Inventories (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories
Cost of inventories recognized as an expense	£ 3,970	£ 3,462	£ 3,666
Inventory write-down	118	174	141
Reversals of prior year write-downs of inventories	£ 40	£ 63	£ 43